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The Advisors' Inner Circle Fund II

HANCOCK HORIZON CORE BOND FUND

Institutional Class Shares: HHBTX
Investor Class Shares: HHBAX (formerly, Class A Shares)
Class C Shares: HHBCX






SUMMARY PROSPECTUS

MAY 31, 2016




Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://hancockhorizon.com/FundInvestors/Literature.aspx. You can also get this information at no cost by calling 1-888-422-2654, by sending an e-mail request to information@hancockhorizon.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated May 31, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.


                                                               [GRAPHIC OMITTED]

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

HANCOCK HORIZON CORE BOND FUND

INVESTMENT OBJECTIVE

The Hancock Horizon Core Bond Fund (the "Core Bond Fund" or the "Fund") seeks total return through current income and capital appreciation, consistent with the preservation of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
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
                                                        INSTITUTIONAL             INVESTOR
                                                        CLASS SHARES            CLASS SHARES           CLASS C SHARES
                                                        -------------           ------------           --------------
Management Fees(1) ...............................              0.55%                  0.55%                    0.55%
Distribution and/or Service (12b-1) Fees .........               None                   None                    0.75%
Other Expenses ...................................              0.20%                  0.45%                    0.45%
                                                                -----                  -----                    -----
   Shareholder Servicing Fees ....................      None                   0.25%                   0.25%
   Other Operating Expenses ......................      0.20%                  0.20%                   0.20%
Acquired Fund Fees and Expenses ..................              0.03%                  0.03%                    0.03%
                                                                -----                  -----                    -----
Total Annual Fund Operating Expenses(2) ..........              0.78%                  1.03%                    1.78%


(1)  MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(2) THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES, AND MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

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EXAMPLE
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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
                               ------      -------      -------      --------
Institutional Class Shares ..    $80        $249         $433           $966
Investor Class Shares .......   $105        $328         $569         $1,259
Class C Shares ..............   $181        $560         $964         $2,095

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PORTFOLIO TURNOVER
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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in: (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and asset-backed securities; and (iii) investment grade U.S. corporate debt. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs") to gain exposure to fixed-income markets. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In selecting investments for the Fund, Horizon Advisers (the "Adviser") analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale: in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or to realize an aberration in a security's market valuation.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME SECURITIES RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

                                       3


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The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

MORTGAGE-BACKED SECURITIES RISK -- The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. GOVERNMENT SECURITIES RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership

                                       4


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of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment[]companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENT STYLE RISK -- The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

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                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

                           -------------------------
                              2006           4.16%
                           -------------------------
                              2007           6.42%
                           -------------------------
                              2008           4.52%
                           -------------------------
                              2009           7.24%
                           -------------------------
                              2010           5.14%
                           -------------------------
                              2011           6.69%
                           -------------------------
                              2012           4.71%
                           -------------------------
                              2013          (1.33)%
                           -------------------------
                              2014           2.79%
                           -------------------------
                              2015          (0.66)%
                           -------------------------

                       BEST QUARTER        WORST QUARTER
                           4.85%              (2.60)%
                       (12/31/2008)        (06/30/2013)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 2.07% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

                                                                 SINCE INCEPTION
CORE BOND FUND                    1 YEAR     5 YEARS    10 YEARS   (05/31/2000)
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FUND RETURNS BEFORE TAXES
  INSTITUTIONAL CLASS SHARES ... (0.66)%      2.39%       3.93%       4.35%
  INVESTOR CLASS SHARES ........ (4.88)%      1.31%       3.25%       3.82%
  CLASS C SHARES ............... (1.65)%      1.39%       2.92%       3.36%
FUND RETURNS AFTER TAXES
 ON DISTRIBUTIONS
  INSTITUTIONAL CLASS SHARES ... (1.69)%      1.37%       2.66%       2.88%



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                                                                 SINCE INCEPTION
CORE BOND FUND                    1 YEAR     5 YEARS    10 YEARS   (05/31/2000)
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FUND RETURNS AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF
 FUND SHARES
  INSTITUTIONAL CLASS SHARES ... (0.37)%      1.43%       2.57%       2.83%
BARCLAYS INTERMEDIATE U.S.
 AGGREGATE INDEX (REFLECTS
 NO DEDUCTION FOR FEES,
 EXPENSES, OR TAXES) ...........   1.21%      2.74%       4.26%       5.07%
LIPPER(R) CORE PLUS BOND
 FUNDS CLASSIFICATION AVERAGE
 (REFLECTS NO DEDUCTION FOR
 SALES CHARGES OR TAXES) ....... (0.82)%      3.57%       4.66%       5.36%

INVESTMENT ADVISER

Horizon Advisers

PORTFOLIO MANAGERS

Jeffery Tanguis, Investment Director and lead portfolio manager for the Fund, joined the Adviser in 2005 and has served on the portfolio team for the Fund since 2005.

John Portwood, CFA, Chief Investment Strategist, joined the Adviser in 1998 and has served on the portfolio team for the Fund since its inception in 2000.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PURCHASING AND SELLING FUND SHARES

Shares of the Fund can generally only be purchased through an account with an investment professional or other institution. To purchase shares of the Fund for the first time, you must invest at least $1,000. Subsequent investments in the Fund must be made in amounts of at least $100.

The Fund's shares are redeemable. If you own your shares through an account with an investment professional or other institution, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day") by contacting that investment professional or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                                                                 HHF-SM-001-0100